SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of share-based compensation expenses

	2023	2024	2025
Restricted Share Units (“RSUs”)	249.9	96.6	56.5
Share options	4.0	1.0	22.6
RSUs in respect of the Avride Group	5.1	2.6	1.2
Share options in respect of Avride Group	—	—	3.1
Business Unit Equity Awards	108.4	28.5	—
Performance Share Units (“PSUs”)	0.6	(8.4)	—
Other	2.0	—	—
Total share‑based compensation expenses	370.0	120.3	83.4

Summary of awards activity for the Company

	Share Options		SARs
		Weighted		Weighted
		average exercise		average exercise
	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2024	1,176,746	$40.00	75,000	$32.85
Granted(1)	6,350,000	96.69	—	—
Exercised	(209,864)	40.00	—	—
Forfeited	—	—	—	—
Expired	—	—	(75,000)	32.85
Cancelled	—	—	—	—
Outstanding as of December 31, 2025	7,316,882	$—	—	$32.85
(1)	Includes 6,000,000 options granted with market conditions.

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$40.00	Option	1,316,882	3.9	—	966,882	1.9	0.0
$100.00	Option	6,000,000	9.3	16.3	1,500,000	9.3	16.3
Total Share options		7,316,882	8.3	13.4	2,466,882	6.4	9.9

Summary of information about non-vested share awards

	RSUs
		Weighted
		Average
		Grant Date
	Quantity	Fair Value
Unvested as of December 31, 2024	9,015,042	$20.54
Granted	790,762	55.05
Vested	(3,788,888)	22.17
Expired	(269,912)	21.46
Forfeited	(9,511)	47.18
Cancelled	(237)	70.88
Unvested as of December 31, 2025	5,737,256	$23.97

Synthetic Options And PSU's
Schedule of weighted average assumptions

2025
Dividend yield	—
Expected annual volatility	60.00%
Risk-free interest rate	4.01 - 4.40%
Expected life of the awards (years)	4.4 - 5.0

	2023	2024
Business unit’s expected annual volatility	30.5 - 86.0%	64.2 - 74.4%
Risk-free interest rate	9.11-12.78%	13.05%

Avride Group 2021 Equity Incentive Plan
Summary of awards activity for the Company

	Share options		RSUs
		Weighted		Weighted
		average exercise		average grant date
	Quantity	price per share	Quantity	fair value
Outstanding as of December 31, 2024	—	$—	1,168,629	$14.50
Granted	6,016,681	1.77	—	—
Exercised	(139,902)	0.41	—	—
Forfeited	(121,226)	1.77	—	—
Expired	(10,960)	1.77	—	—
Cancelled	—	—	(292,156)	14.50
Transfer between the programs	860,679	1.77	(860,679)	14.50
Outstanding as of December 31, 2025	6,605,272	$1.80	15,794	$14.50

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total Avride Share Options	Option	6,605,272	8.68	3,233,351	8.16
Total Avride RSUs	RSU	15,794	9.43	15,794	9.43